Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents
13 - CASH AND CASH EQUIVALENTS

	$ million
	Dec 31, 2019	Dec 31, 2018
Cash	4,168	4,034
Short-term bank deposits	2,665	3,655
Money market funds, reverse repos and other cash equivalents	11,222	19,052
Total	18,055	26,741

Included in cash and cash equivalents at December 31, 2019, were amounts totalling $431 million (2018: $443 million as revised) subject to currency controls or other legal restrictions. Information about credit risk is presented in Note 19.